Business Combination	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013
Business Combination [Text Block]

8.              Business Combination

On December 1, 2013, the Company acquired certain assets of Schrurs NV, a textile company located in Ieper, Belgium, by means of an asset purchase agreement. The assets purchased include all of the production equipment, computer equipment and the rights to all of the employee contracts related to a production facility in Ieper, Belgium. The purchase price of the assets of Schrurs NV was settled by the Company assuming outstanding debt of $1,172,081 (€861,551). The general decline in the textile business in Europe had left assets available at a favorable price for the Company. This acquisition resulted in a bargain purchase gain of $425,909 as follows:

Fair value of assets acquired	$1,797,121
Fair value of debt assumed	(1,172,081)
Deferred income tax liability	(199,131)
Bargain purchase gain	$425,909

Under the terms of the asset purchase agreement, for a term of five years from the closing date of December 1, 2013, the repayment of the debt assumed by the Company shall be made in accordance with the terms of such debts and / or the repayment terms agreed upon between the seller and the respective creditors of the seller’s debts. On the fifth anniversary of the closing date, the aggregate outstanding amount under the seller’s debts at that point in time shall be repaid in whole by the Company to the respective creditors of the seller’s debts. During the thirteen week period ended March 29, 2014, the Company made payments of $60,815 on the principal and accrued interest of $6,261.

At March 29, 2014, the debt assumed consists of the following, including a foreign exchange effect of $1,832 :

Bank line of credit, bearing interest at 3.25% repayable June 25, 2014	$299,730
Bank term loans, bearing interest ranging from 3.1% to 4.55% repayable between September 2014 and December 2018	670,062
Loan payable on demand bearing interest at 4% per annum	90,777
Loan payable on demand bearing no interest	68,721
1,129,290
Less: current portion	615,088
$514,202

All of the above debt is denominated in Euros; the table above reflects applicable amounts in US dollars.

12.	Business Combination

On December 1, 2013 the Company acquired the assets of Schrurs NV, a textile company located in Ieper, Belgium, by means of an asset purchase agreement. The assets purchased include all of the production equipment, computer equipment and the rights to all of the employee contracts. The purchase price of the assets of Schrurs NV was settled by the Company assuming outstanding debt of $1,172,081 (€861,551). The general decline in the textile business in Europe had left assets available at a favorable price for the Company. This acquisition resulted in a bargain purchase gain of $425,909 as follows:

Fair value of assets acquired	$1,797,121
Fair value of debt assumed	(1,172,081)
Deferred income tax liability	(199,131)
Bargain purchase gain	$425,909

Under the terms of the asset purchase agreement, for a term of five years from the closing date of December 1, 2013, the repayment of the debt assumed by the Company shall be made in accordance with the terms of such debts and / or the repayment terms agreed upon between the seller and the respective creditors of the seller’s debts. On the fifth anniversary of the closing date, the aggregate outstanding amount under the seller’s debts at that point in time, shall be repaid in whole by the Company to the respective creditors of the seller’s debts. Between December 1, 2013 and December 28, 2013, no payments were made.

At December 28, 2013 the debt assumed consists of the following, including a foreign exchange effect of $13,596 :

Bank line of credit, bearing interest at 3.25%, repayable June 25, 2014	$313,088
Bank term loans, bearing interest ranging from 3.1% to 4.55%, repayable between
September 2014 and August 2022.	712,881
Loan payable on demand bearing interest at 4% per annum	90,897
Loan payable on demand bearing no interest	68,810
1,185,676
Less: current portion	634,486
$551,190

All of the above debt is denominated in Euros.